LOANS HELD FOR INVESTMENT AT CARRYING VALUE	9 Months Ended
Sep. 30, 2024
LOANS HELD FOR INVESTMENT AT CARRYING VALUE [Abstract]
LOANS HELD FOR INVESTMENT AT CARRYING VALUE	LOANS HELD FOR INVESTMENT AT CARRYING VALUE
As of September 30, 2024 and December 31, 2023, the Company’s portfolio included six and zero loans held at carrying value, respectively. The aggregate originated commitment under these loans was approximately $121.6 million and zero, respectively, and outstanding principal was approximately $97.5 million and zero, respectively, as of September 30, 2024 and December 31, 2023. During the nine months ended September 30, 2024, the Company funded approximately $122.5 million of new loans and additional principal and had approximately $24.9 million of principal repayments of loans held at carrying value. As of September 30, 2024 and December 31, 2023, approximately 72% and zero, respectively, of the Company’s loans held at carrying value had floating interest rates. As of September 30, 2024, these floating benchmark rates included one-month Secured Overnight Financing Rate (“SOFR”) subject to a weighted average floor of 4.2% and quoted at 4.8%.
The following table summarizes the Company’s loans held at carrying value as of September 30, 2024:

	As of September 30, 2024
	Outstanding Principal (1)	Original Issue Discount	Carrying Value (1)	Weighted Average Remaining Life (Years) (2)

Senior mortgage loans (3)	$75,179,550	$(915,856)	$74,263,694	2.7
Subordinate debt	22,367,562	(225,510)	22,142,052	2.6
Total loans held at carrying value	$97,547,112	$(1,141,366)	$96,405,746	2.6
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(1)The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted OID and loan origination costs.
(2)Weighted average remaining life is calculated based on the carrying value of each respective group of loans as of September 30, 2024.
(3)Senior mortgage loans include senior loans that also have a contiguous subordinate loan because as a whole, the expected credit quality of the subordinate loan is more similar to that of a senior loan.
The following table presents changes in loans held at carrying value as of and for the nine months ended September 30, 2024:

	Principal	Original Issue Discount	Carrying Value

Total loans held at carrying value at December 31, 2023	$—	$—	$—
New fundings	120,031,341	(1,255,761)	118,775,580
Funded interest	2,428,444	—	2,428,444
Accretion of original issue discount	—	114,395	114,395
Loan repayments	(24,912,673)	—	(24,912,673)
Total loans held at carrying value at September 30, 2024	$97,547,112	$(1,141,366)	$96,405,746
A more detailed listing of the Company’s loans held at carrying value portfolio based on information available as of September 30, 2024 is as follows:

Loan Type	Location	Outstanding Principal(1)	Original Issue Discount	Carrying Value(1)	Interest Rate		Maturity Date(2)	Payment Terms(3)
Senior mortgage loans:
Mixed-use	Houston, TX	$10,629,036	$(56,668)	$10,572,368	16.5%	(4)	2/26/2026	I/O
Residential	Austin, TX	12,079,636	(129,133)	11,950,503	9.1%	(5)	7/3/2027	I/O
Hospitality	San Antonio, TX	25,342,611	(257,833)	25,084,778	11.2%	(6)	8/9/2027	I/O
Residential	PBG, FL	18,262,152	(250,868)	18,011,284	13.1%	(7)	9/1/2027	I/O
Residential	PBG, FL	8,866,115	(221,354)	8,644,761	11.1%	(8)	9/1/2027	I/O
Subordinate debt:
Residential	Sarasota, FL	22,367,562	(225,510)	22,142,052	13.0%	(9)	5/12/2027	I/O
Total loans held at carrying value		$97,547,112	$(1,141,366)	$96,405,746
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(1)The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted OID and loan origination costs.
(2)Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.
(3)I/O = interest-only, P/I = principal and interest. P/I loans may include interest-only periods for a portion of the loan term.
(4)Cash interest rate represents a blended rate of differing cash interest rates applicable to each of the senior and subordinate loans to which the Company is a lender under the credit agreements. The subordinate loan component bears interest at a base interest rate of 15.31% plus SOFR (SOFR floor of 2.42%) and the senior loan component bears interest at a base interest rate of 12.50%. In August 2024, the Company and the borrower entered into an amendment to, among other things, (i) extend the maturity date on both loans from November 2024 to February 2026, (ii) modify the senior loan interest rate from floating (3.48% plus SOFR, SOFR floor of 4.0%) to fixed 12.5% and (iii) include a $12.0 million upsize to the senior loan, of which the Company has commitments for $6.0 million and an affiliate co-investor has commitments for the rest.
(5)Base interest rate of 4.25% plus SOFR (SOFR floor of 4.75%).
(6)Base interest rate of 6.35% plus SOFR (SOFR floor of 4.50%).
(7)Base interest rate of 8.25% plus SOFR (SOFR floor of 4.00%).
(8)Base interest rate of 6.25% plus SOFR (SOFR floor of 4.00%).
(9)Base interest rate of 13.0%.